Earnings per share - basic earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of earnings per share [Abstract]
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity	€ 0	€ 3,862	€ 0	€ 3,968
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	(1,038)	788	(2,734)	1,297
Profit (loss), attributable to ordinary equity holders of parent entity	€ (1,038)	€ 4,650	€ (2,734)	€ 5,265
Weighted average number of ordinary shares outstanding	1,571,440	1,567,216	1,569,721	1,560,680
Basic earnings (loss) per share	€ (0.66)	€ 2.97	€ (1.74)	€ 3.37
Basic earnings (loss) per share from continuing operations	(0.66)	0.50	(1.74)	0.83
Basic earnings (loss) per share from discontinued operations	€ 0	€ 2.46	€ 0	€ 2.54